Discontinued Operations	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

3. Discontinued Operations

The Partnership’s discontinued operations relate to the operations of Diamond S, as following the spin-off, the Partnership has no continuing involvement in this business (Note 1).

Summarized selected operating results of the Partnership’s discontinued operations for the years ended December 31, 2018, 2017 and 2016 were as follows:

Major items constituting income from discontinued operations	For the years ended December 31,
	2018	2017	2016
Revenues	161,659	132,443	127,939
Expenses
Voyage expenses	37,202	10,498	6,928
Vessel operating expenses	68,406	54,281	44,862
Vessel depreciation and amortization	40,276	38,014	36,815
Interest expense and finance cost	8,433	6,642	5,713
Other (income) / expenses	(165)	320	(118)
Net income from discontinued operations	7,507	22,688	33,739

Summarized selected balance sheet information of the Partnership’s discontinued operations as of December 31, 2018 and 2017 was as follows:

Carrying amounts of major classes of assets included as part of discontinued operations	As of December 31, 2018	As of December 31, 2017
Cash	10,000	10,000
Inventories	7,183	2,817
Prepayments and other assets	6,515	771
Total major classes of current assets of discontinued operations	23,698	13,588
Vessels	643,682	607,528
Deferred charges, net	2,220	819
Above market acquired charters	7,531	-
Prepayments and other assets	1,035	-
Total major classes of non-current assets of discontinued operations	654,468	608,347
Total major classes of assets of discontinued operations	678,166	621,935
Carrying amounts of major classes of liabilities included as part of discontinued operations
Current portion of long-term debt, net	14,869	15,808
Deferred revenue	1,611	7,250
Trade accounts payables and accrued liabilities	5,055	-
Total major classes of current liabilities of discontinued operations	21,535	23,058
Long-term debt, net	134,744	107,960
Total major classes of long term liabilities of discontinued operations	134,744	107,960
Total major classes of liabilities of the discontinued operations	156,279	131,018

During 2018, the Partnership acquired the M/T Aristaios and the M/T Anikitos and their attached time charter contracts. As the time charters daily rates of these contracts were above the market rates as of the transactions’ completion dates, the Partnership recognized the time charter contracts in its financial statements as above market acquired charters. The Partnership allocated the total consideration for these acquisitions to the vessels in the amount of $73,959 and to the above market acquired charters in the amount of $10,041. The M/T Aristaios and M/T Anikitos are part of the Crude and Product Tanker business that the Partnership spun-off in connection with the DSS Transaction.

During 2018 and 2017, certain of the Partnership’s vessels that are part of the Crude and Product tanker business underwent improvements. The costs of these improvements amounted to $1,091 and $143 respectively and were capitalized as part of the vessels’ cost.

During 2018 and 2017, the Partnership paid advances relating to the construction of exhaust gas cleaning systems and ballast water treatment systems that will be installed to certain of its vessels that are part of Crude and Product tanker business, of $1,035 and $0 respectively.

During 2016, the Partnership acquired the M/T Amor and the attached  time charter contract. As the time charter daily rate of this contract was above the market rates as of the transaction completion date, the Partnership recognized in its financial statements as above market acquired charter. The Partnership allocated the total consideration for these acquisitions to the vessel in the amount of $31,600, and to the above market acquired charter in the amount of $1,061.

During 2016, certain of the Partnership’s vessels that are part of the Crude and Product tanker business underwent improvements during their scheduled special survey respectively. The costs of these improvements amounted to $511.